6. Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of operating lease liabilities

Information related to the Company's operating ROU assets and related lease liabilities are as follows:

Three Months Ended September 30, 2020
Cash paid for operating lease liabilities	$266,825
Weighted-average remaining lease term	2.6
Weighted-average discount rate	10%
Minimum future lease payments	$817,946

The following table presents the amortization of the Company’s lease liabilities under ASC 842 for each of the following years ending December 31:

2020	$263,253
2021	304,326
2022	302,781
2023	25,990
2024 and thereafter	—

Information related to the Company's operating right-of-use assets and related lease liabilities were as follows:

Year Ended December 31, 2019
Cash paid for operating lease liabilities	$352,693
Weighted-average remaining lease term (in years)	3.2
Weighted-average discount rate	10%
Minimum future lease payments	$1,084,771

The following table presents the amortization of the Company’s lease liabilities under ASC 842 as of December 31, 2019:

2020	$263,253
2021	$304,326
2022	$302,781
2023	$25,990
2024	$–